Consolidated Statements of Operations (Unaudited) (USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Revenue
Revenue
Total revenue
OPERATING EXPENSES
General & administrative	3,524,901	3,526,863
Research & development	1,266,158	824,336
Total Operating Expenses	4,791,059	4,351,199
OTHER EXPENSES (INCOME)
Interest income	95,019	137,098
Accretion expense	539,319	829,969
Deferred financing costs amortization	60,523	14,159
Other income, net	(2,253)	(82)
Realized loss on marketable securities, including brokerage fees and commissions	(68,748)
Change in fair value of warrant liability	118,300
Beneficial conversion feature	2,324,759
Loss on extinguishment of debt		32,853
Total Other Expenses (Income)	3,204,415	1,013,997
NET LOSS	(7,995,474)	(5,365,196)
Net loss	(8,237,537)	(5,365,196)
Deemed Dividend on Series B Preferred Stock issuance	(225,296)
Accrued dividends on Series B Preferred Stock	(16,767)
Loss attributable to common shareholders	$ (8,237,537)	$ (5,365,196)
Net loss per share, basic and diluted	$ (0.33)	$ (0.25)
Weighted average of shares outstanding	24,928,994	21,169,091